Principal Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets - current:
Accrued expenses	$ 1,123	$ 1,386
Product warranty provision	14	18
Allowance for doubtful accounts	61	51
Inventory provision	715	921
Less: Valuation allowance	(1,913)	(2,376)
Net deferred tax assets - current	0	0
Deferred tax assets - non-current:
Depreciation and amortization	2,908	1,426
Net operating loss carry forwards	5,164	4,207
Less: Valuation allowance	(8,072)	(5,633)
Net deferred tax assets non-current	$ 0	$ 0